CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
COLLABORATION REVENUES	$ 928	$ 1,133	$ 1,629	$ 4,598
RESEARCH AND DEVELOPMENT EXPENSES	6,933	6,451	9,399	14,381
GENERAL AND ADMINISTRATIVE EXPENSES	2,037	2,233	4,496	4,994
TOTAL OPERATING LOSS	8,042	7,551	12,266	14,777
FINANCIAL INCOME, net	(9)	(481)	(170)	(597)
LOSS FOR THE PERIOD	$ 8,033	$ 7,070	$ 12,096	$ 14,180
BASIC AND DILUTED LOSS PER ORDINARY SHARE	$ 0.35	$ 0.31	$ 0.53	$ 0.64
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	23,028,508	22,920,557	23,016,104	22,143,099